OPERATING LEASES - Operating Lease Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease income	$ 9,597	$ 16,843	$ 8,857
Variable lease income	2,749	1,082	828
Total operating lease income	$ 12,346	$ 17,925	$ 9,685
Operating lease, lease income, statement of income or comprehensive income [Extensible Enumeration]	Total operating revenues	Total operating revenues